LOANS (Schedule of Aging of the Recorded Investment in Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 1,074	$ 1,874
60 - 89 Days Past Due	430	332
Greater than 90 Days Past Due	718	1,139
Total Past Due	2,222	3,345
Loans Not Past Due	175,317	178,741
Total	177,539	182,086
One to four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	855	1,117
60 - 89 Days Past Due	406	169
Greater than 90 Days Past Due	601	803
Total Past Due	1,862	2,089
Loans Not Past Due	130,600	139,218
Total	132,462	141,307
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due
60 - 89 Days Past Due
Greater than 90 Days Past Due
Total Past Due
Loans Not Past Due	1,020	985
Total	1,020	985
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	124	139
60 - 89 Days Past Due
Greater than 90 Days Past Due	35	307
Total Past Due	159	446
Loans Not Past Due	16,604	15,887
Total	16,763	16,333
Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	40	525
60 - 89 Days Past Due
Greater than 90 Days Past Due	80
Total Past Due	120	525
Loans Not Past Due	3,720	2,570
Total	3,840	3,095
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		4
60 - 89 Days Past Due		135
Greater than 90 Days Past Due		14
Total Past Due		153
Loans Not Past Due	5,509	4,742
Total	5,509	4,895
Home equity loans and lines of credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due
60 - 89 Days Past Due
Greater than 90 Days Past Due		15
Total Past Due		15
Loans Not Past Due	5,872	5,896
Total	5,872	5,911
Motor vehicle [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	52	87
60 - 89 Days Past Due	11	28
Greater than 90 Days Past Due	2
Total Past Due	65	115
Loans Not Past Due	8,950	6,853
Total	9,015	6,968
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	3	2
60 - 89 Days Past Due	13
Greater than 90 Days Past Due
Total Past Due	16	2
Loans Not Past Due	3,042	2,590
Total	$ 3,058	$ 2,592